Share capital and reserves - Fair value of the derivative warrant liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves
Risk-free interest rate		3.47%	3.25%
Expected volatility		100.00%	100.00%
Derivative Warrant Liabilities
Share capital and reserves
Share price	$ 0.56	$ 1.13	$ 2.31
Risk-free interest rate	2.55%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility			100.00%
Derivative Warrant Liabilities | Maximum
Share capital and reserves
Risk-free interest rate			3.91%
Expected volatility	127.00%	134.00%
Remaining term (in years)	1 year 9 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days
Derivative Warrant Liabilities | Minimum
Share capital and reserves
Risk-free interest rate		2.92%	3.25%
Expected volatility	78.00%	94.00%
Remaining term (in years)	1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days